Shareholders’ Deficit (Details) - Schedule of warrant activity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of warrant activity [Abstract]
Number of Common Share Warrants, Outstanding, Beginning	5,200,460	2,632,278
Weighted average exercise price, Outstanding, Beginning	$ 2.38	$ 2.5
Weighted average life (years), Outstanding, Beginning		2 years 9 months 3 days
Intrinsic value of Warrants, Outstanding, Beginning	$ 512,500
Number of Common Share Warrants, Granted	426,999	2,568,182
Weighted average exercise price, Granted	$ 3	$ 2.26
Weighted average life (years), Granted		3 years 6 months 29 days
Intrinsic value of Warrants, Outstanding, Granted
Number of Common Share Warrants, Exercised
Weighted average exercise price, Exercised
Weighted average life (years), Exercised
Intrinsic value of Warrants, Outstanding, Exercised
Number of Common Share Warrants, Canceled
Weighted average exercise price, Canceled
Weighted average life (years), Canceled
Intrinsic value of Warrants, Outstanding, Canceled
Number of Common Share Warrants, Outstanding, Ending		5,200,460
Weighted average exercise price, Outstanding, Ending		$ 2.38
Weighted average life (years), Outstanding, Ending		2 years 4 months 9 days
Intrinsic value of Warrants, Outstanding, Outstanding, Ending		$ 512,500
Number of Common Share Warrants, Exercisable, Ending		5,200,460
Weighted average exercise price, Exercisable, Ending		$ 2.38
Weighted average life (years), Exercisable, Ending		2 years 4 months 9 days
Intrinsic value of Warrants, Outstanding, Exercisable, Ending		$ 512,500